Note 10 - Accrued Payroll and Payroll Expenses (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Accrued Payroll and Expenses [Table Text Block]
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Accrued vacation	$3,264	$3,482
Accrued bonus	1,145	1,766
Other accrued	975	1,457
Total accrued payroll and payroll expenses	$5,384	$6,705

	2018	2017

Accrued vacation	$3,482,161	$3,041,238
Accrued bonus	1,766,013	2,131,945
Other accrued	1,457,035	1,729,483
Total accrued payroll and payroll expenses	$6,705,209	$6,902,666